UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: September 30, 2008
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California November 6, 2008

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		31

Form 13F Information Table Value Total:		$33,414
List of Other Included Managers:


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1771 37034.230SH       SOLE                37034.230
*** SCHLUMBERGER LTD           COM              806857108     1659 21240.000SH       SOLE                21240.000
ADOBE SYSTEMS INC  (DE)        COM              00724f101     1589 40248.000SH       SOLE                40248.000
AFLAC INC                      COM              001055102     1710 29106.400SH       SOLE                29106.400
CERNER CORP                    COM              156782104     1481 33175.000SH       SOLE                33175.000
CHEVRON CORP                   COM              166764100     1389 16835.043SH       SOLE                16835.043
CISCO SYS INC                  COM              17275r102      939 41622.000SH       SOLE                41622.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102      822 36020.000SH       SOLE                36020.000
CONOCOPHILLIPS                 COM              20825c104     1194 16305.852SH       SOLE                16305.852
EMC CORP                       COM              268648102      913 76300.000SH       SOLE                76300.000
EXXON MOBIL CORP               COM              30231g102      374 4816.054 SH       SOLE                 4816.054
FACTSET RESEARCH SYSTEM        COM              303075105     1161 22225.484SH       SOLE                22225.484
IBM CORPORATION                COM              459200101      281 2400.000 SH       SOLE                 2400.000
IMMUCOR INC                    COM              452526106     1437 44975.000SH       SOLE                44975.000
INTEL CORP                     COM              458140100      413 22070.408SH       SOLE                22070.408
JOHNSON & JOHNSON              COM              478160104     1571 22675.833SH       SOLE                22675.833
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1855 26689.000SH       SOLE                26689.000
MEMC ELECTRONIC MATERIALS      COM              552715104      596 21100.000SH       SOLE                21100.000
MICROSOFT CORP                 COM              594918104     1016 38070.454SH       SOLE                38070.454
P G & E CORPORATION            COM              69331c108      214 5725.000 SH       SOLE                 5725.000
PROCTER & GAMBLE CO            COM              742718109      553 7938.558 SH       SOLE                 7938.558
PRUDENTIAL FINANCIAL INC       COM              744320102     1551 21537.000SH       SOLE                21537.000
SOUTHERN CO                    COM              842587107      256 6800.000 SH       SOLE                 6800.000
STRYKER CORP                   COM              863667101     1581 25375.000SH       SOLE                25375.000
SUN MICROSYSTEMS INC           COM              866810104       81 10697.500SH       SOLE                10697.500
TARGET CORP                    COM              87612e106     1341 27339.347SH       SOLE                27339.347
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1525 26700.000SH       SOLE                26700.000
WATERS CORP                    COM              941848103     1655 28450.000SH       SOLE                28450.000
WELLPOINT INC                  COM              94973v107      896 19155.000SH       SOLE                19155.000
WHOLE FOODS MKT INC            COM              966837106      486 24245.643SH       SOLE                24245.643
XTO ENERGY INC                 COM              98385x106     1103 23715.000SH       SOLE                23715.000